Stockholders' Deficiency (Details Narrative) (USD $)	3 Months Ended				0 Months Ended	12 Months Ended
	Jul. 31, 2012	Sep. 12, 2012	Apr. 30, 2012	Aug. 28, 2009	Jun. 07, 2011 Preferred B [Member]	Apr. 30, 2012 Preferred B [Member]	Jul. 31, 2012 Preferred B [Member]
Common stock, shares authorized	2,250,000,000	2,250,000,000	2,250,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	5,000,000	100,000,000				29,500
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 100	$ 100
Preferred stock, shares issued	0		0		17,599
Reverse stock split	one-for-ten
Gross proceeds from convertible preferred stock					$ 1,759,900
Preferred shares converted into common shares, price per share					$ 0.20
Percentage of Cumulative dividends payable in cash	5.00%				5.00%
Percentage of discretion of dividends payable	150.00%				150.00%
Dividends declared	$ 429,402					$ 367,004
Percentage of preferred shares dividends calculated pursuant to agreement					15.00%